Other Equity Instruments - Summary of Other Equity Instruments (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments		£ 1,956,000,000	£ 2,191,000,000
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 300,000,000	£ 300,000,000
Interest rate		0.07037	0.07037
Other equity interest maturity period		2026-02	2026-02
Other equity instruments		£ 0	£ 235,000,000
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0675	0.0675
Other equity interest maturity period		2024-06	2024-06
Other equity instruments		£ 496,000,000	£ 496,000,000
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 750,000,000	£ 750,000,000
Interest rate	0.07375	0.07375	0.07375
Other equity interest maturity period		2022-06	2022-06
Other equity instruments		£ 0	£ 750,000,000
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0630	0.0630
Other equity interest maturity period		2025-03	2025-03
Other equity instruments		£ 500,000,000	£ 500,000,000
- £210m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 210,000,000	£ 210,000,000
Interest rate		0.0425	0.0425
Other equity interest maturity period		2026-03	2026-03
Other equity instruments		£ 210,000,000	£ 210,000,000
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 750,000,000	£ 750,000,000	£ 750,000,000
Interest rate	0.0650	0.0650	0.0650
Other equity interest maturity period		2027-06	2027-06
Other equity instruments		£ 750,000,000	£ 0